Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Restricted Net Assets (Details) [Line Items]
Annual least percentage	10.00%	10.00%
Annual net profit percentage	50.00%	50.00%
Paid-in capital	¥ 383,823	$ 52,932	¥ 383,980
PRC [Member]
Restricted Net Assets (Details) [Line Items]
Annual least percentage	10.00%	10.00%
Annual net profit percentage	50.00%	50.00%